Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - TDRP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	37-0602744
Plan number	033
Plan's interest in the Caterpillar Investment Trust	$ 846,394,395
Notes receivable from participants	24,816,680
Total Investments	$ 904,336,058
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Caterpillar Tax Deferred Plan Self Directed Brokerage - Alight Financial Solutions	$ 33,124,983